Related Party Disclosures - Summary of Outstanding Balances of Transactions Related to Key Management Personnel (Details) - Key Management Personnel of Entity or Parent - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Outstanding balances	€ 0.0	€ 1.2
TRON
Disclosure of transactions between related parties [line items]
Outstanding balances	€ 0.0	€ 1.2